Details of Significant Accounts - Leasing arrangements, schedule of lease liabilities relating to lease contracts (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Details of Significant Accounts
Total lease liabilities	$ 711	$ 868
Less: current portion (shown as ‘current lease liabilities’)	(524)	(481)
Non-current lease liabilities	$ 187	$ 387